Commitments and Contigencies (Details) - Schedule of Company’s Contractual Obligations	Jun. 30, 2024 USD ($)
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Total	$ 5,521,975
Operating lease commitment [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Total	258,847
Repayment of bank loans [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Total	5,263,128
Less than 1 year [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Less than 1 year	5,389,966
Less than 1 year [Member] | Operating lease commitment [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Less than 1 year	126,838
Less than 1 year [Member] | Repayment of bank loans [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Less than 1 year	5,263,128
1-3 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, 1-3 years	132,009
1-3 years [Member] | Operating lease commitment [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, 1-3 years	132,009
1-3 years [Member] | Repayment of bank loans [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, 1-3 years
3-5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligation, 3-5 years
3-5 years [Member] | Operating lease commitment [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligation, 3-5 years
3-5 years [Member] | Repayment of bank loans [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligation, 3-5 years
More than 5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, More than 5 years
More than 5 years [Member] | Operating lease commitment [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, More than 5 years
More than 5 years [Member] | Repayment of bank loans [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, More than 5 years